SHARES TO BE ISSUED (Details Narrative) - USD ($)		3 Months Ended			9 Months Ended
	Dec. 28, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Jul. 31, 2024	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Advance on offering current								$ 50,000	$ 0
Stock Issued During Period, Value, Other			$ 3,010,000
Shares to be issued current								$ 50,000
Series B Preferred Stock [Member]
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 655,889	$ 1,568,895		1,568,895
Michaelson Capital [Member]
Debt Instrument, Fee Amount						$ 10,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member]
Forbearance fee							$ 100,000
Debt Instrument, Fee Amount							100,000
Stock Issued During Period, Value, Other					$ 50,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Subsequent Event [Member]
Forbearance fee							100,000
Debt Instrument, Fee Amount							100,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Series B Preferred Stock [Member]
Debt Instrument, Fee Amount							50,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Debt Instrument, Fee Amount							50,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Cash [Member]
Debt Instrument, Fee Amount							50,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Cash [Member] | Subsequent Event [Member]
Debt Instrument, Fee Amount							$ 50,000
Michaelson Capital [Member] | Forbearance Agreement [Member]
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 50,000